Leases, Lease arrangements (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) ft² Optionterm Property	Oct. 31, 2020 USD ($)
Leases [Abstract]
Number of leased properties | Property	2
Provo, Utah Property [Member]
Leases [Abstract]
Area of office space leased | ft²	405,700
Area of office space lease expected from February 2022 | ft²	239,100
Area of office space lease expected from June 2024 | ft²	219,900
Area of office space lease expected from December 2024 | ft²	142,300
Number of options to extend lease period | Optionterm	3
Lease extension period	5 years
Annual rent | $	$ 8.7	$ 8.4
Annual rent from February 2022 | $	5.3
Annual rent from December 2024 | $	3.6
Annual sub-lease income | $	$ 1.1	1.1
Santa Clara, California Property [Member]
Leases [Abstract]
Area of office space leased | ft²	635,000
Number of options to extend lease period | Optionterm	1
Lease extension period	5 years
Annual rent | $	$ 4.9	$ 4.7